Additional Accounting Policy and Balance Sheet Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising [Abstract]
Capitalized Direct-response Advertising Costs	$ 1.9	$ 5.7
Advertising Expense	39.5	29.6	27.2
Catalog Amortization Expense Included in Advertising Expense	5.6	7.2	6.8
Direct-response Advertising Costs, Expected Period of Benefit	generally one to three years
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation	28.3	23.7
Derivative Contracts [Abstract]
Notional Amount of Cash Flow Hedge Instruments	0
Notional Amount of Fair Value Hedge Instruments	0
Schedule of Equity Method Investments [Line Items]
Purchases of Products for Resale from Joint Venture	48.3	45.1	44.0
Foreign Currency Transaction Gain (Loss) [Abstract]
Foreign Currency Transaction Gain (Loss), before Tax	(11.0)	(1.0)	(6.4)
Investments [Abstract]
Available-for-Sale Investments, Maximum Ownership Percentage	20.00%
Cost Method Investments	$ 12.2	$ 11.9
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Joint Ventures [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Joint Ventures [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%